TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

25.    TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States ("US")

The Company's subsidiaries, incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the "Tax Act") was enacted, significantly revising the U.S corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

25.    TAXATION (CONTINUED)

Income Tax (Continued)

3)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, subsidiaries in Hong Kong are subject to 16.5% income tax rate on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	China

The Company's subsidiaries, consolidated VIEs and subsidiary of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Group's subsidiary, and Shenzhen Futu, the Company's consolidated VIE, obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2019 and 2020, respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”).

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

25.    TAXATION (CONTINUED)

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Current income tax expenses	46,781	13,858	137,939
Deferred income tax expense/(benefit)	15,507	(1,572)	(13,146)
Income tax expenses	62,288	12,286	124,793

Tax Reconciliation

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Income before income tax	200,800	178,493	1,450,623

Tax expenses at Hong Kong profit tax rate of 16.5%	33,132	29,451	239,353
Changes of valuation allowance	9,735	30,172	14,348
Tax effect of permanence differences	6,825	5,486	9,029
Effect of income tax in jurisdictions other than Hong Kong	12,670	(4,143)	(4,386)
Super deduction of research and development expenses	—	(19,277)	(29,081)
Final settlement differences	—	(18,038)	—
Income not subject to tax (1)	—	(11,365)	(104,470)
Others	(74)	—	—
Income tax expenses	62,288	12,286	124,793
(1)	This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients' orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

25.    TAXATION (CONTINUED)

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	42,736	64,092
Accrued expenses and others	12,261	22,348
Less: valuation allowance	(53,421)	(67,769)
Total deferred tax assets	1,576	18,671
Set-off of deferred tax liabilities pursuant to set-off provisions	—	(1,497)
Net deferred tax assets	1,576	17,174

Total deferred tax liabilities	—	3,101
Set-off of deferred tax assets pursuant to set-off provisions	—	(1,497)
Net deferred tax liabilities	—	1,604

Movement of Valuation Allowance

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Balance at beginning of the year	13,514	23,249	53,421
Additions	9,735	30,188	30,935
Reversals	—	(16)	(16,587)
Balance at end of the year	23,249	53,421	67,769

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 27.98%, 27.87%, 16.5%, 17% or the preferential tax rate of 15%, depending on which entity, was applied when calculating deferred tax assets.

As of December 31, 2019 and 2020, the Group had net operating loss carryforwards of approximately HK$223,629 thousand and HK$315,287 thousand, respectively, which arose from the subsidiaries, VIEs and the VIEs’ subsidiaries established in Hong Kong, the U.S and PRC. As of December 31, 2019 and 2020, of the net operating loss carryforwards, HK$217,999 thousand and HK$315,287 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. While the remaining HK$5,630 thousand and nill is expected to be utilized prior to expiration considering future taxable income for respective entities.

25.    TAXATION (CONTINUED)

Movement of Valuation Allowance (Continued)

The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs in China, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s VIEs and subsidiaries of the VIEs as of December 31, 2019 and 2020. As of December 31, 2019 and 2020, most of the Company’s PRC subsidiaries were still in accumulated non-taxable position.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.